Business Combination - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				9 Months Ended
	Aug. 11, 2021	Apr. 30, 2021	Nov. 25, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			$ 3,100	$ 3,190	$ 0
Shares issued, price per share (in dollars per share)	$ 10.00
Sale of stock, number of shares issued in transaction (in shares)	15,000,000.0
Sale of stock, consideration received on transaction	$ 150,000
Capitalized transaction costs	$ 43,800			$ 0		$ 121
TruTouch Technologies, Inc. [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			3,100
Payments to Acquire Businesses, Gross		$ 500	300
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			2,300
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		139,879
Shares issued, price per share (in dollars per share)		$ 16.43
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 2,300
TruTouch Technologies, Inc. [Member] | Maximum [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross			$ 800